Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financials Portfolio
November 30, 2024
FIN-NPRT3-0125
1.810693.120
Common Stocks - 99.6%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Patria Investments Ltd Class A (a)	391,600	4,683,536
MEXICO - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Bolsa Mexicana de Valores SAB de CV	2,240,800	3,552,373
PUERTO RICO - 1.3%
Financials - 1.3%
Banks - 1.3%
Popular Inc (a)	135,800	13,493,088
UNITED KINGDOM - 3.2%
Financials - 3.2%
Insurance - 3.2%
Beazley PLC	683,200	6,750,408
Direct Line Insurance Group PLC	2,424,500	7,243,709
Hiscox Ltd	760,800	10,164,840
Lancashire Holdings Ltd	996,992	8,055,753

TOTAL UNITED KINGDOM		32,214,710
UNITED STATES - 94.3%
Financials - 93.3%
Banks - 30.7%
Associated Banc-Corp	363,400	9,699,146
Bank of America Corp	1,052,400	49,999,524
BOK Financial Corp	78,800	9,366,956
Cadence Bank	116,430	4,446,462
Citigroup Inc	542,800	38,468,236
East West Bancorp Inc	115,200	12,635,136
Eastern Bankshares Inc	540,000	10,065,600
First Hawaiian Inc (a)	236,600	6,532,526
First Interstate BancSystem Inc Class A	300,621	10,512,716
Heartland Financial USA Inc	71,800	4,851,526
KeyCorp	325,600	6,342,688
M&T Bank Corp	94,037	20,687,200
Old National Bancorp/IN	425,400	9,852,264
TriCo Bancshares	115,000	5,559,100
UMB Financial Corp (a)	87,088	10,928,673
US Bancorp	353,000	18,811,370
Wells Fargo & Co	860,590	65,551,140
WesBanco Inc	204,900	7,241,166
Wintrust Financial Corp	31,500	4,347,315
Zions Bancorp NA	98,300	5,949,116
		311,847,860
Capital Markets - 19.8%
AllianceBernstein Holding LP	359,900	13,053,573
Blue Owl Capital Inc Class A (a)	276,900	6,570,837
Bridge Investment Group Holdings Inc Class A	664,900	6,575,861
Carlyle Group Inc/The	182,500	9,714,475
Lazard Inc Class A	124,992	7,258,285
LPL Financial Holdings Inc	68,100	22,142,715
MarketAxess Holdings Inc	61,500	15,909,435
Moody's Corp	30,200	15,099,396
Morgan Stanley	186,200	24,505,783
Northern Trust Corp (a)	146,500	16,284,940
Perella Weinberg Partners Class A	278,342	7,145,039
Raymond James Financial Inc	67,300	11,392,544
State Street Corp	202,600	19,958,126
Stifel Financial Corp	79,100	9,159,780
Virtu Financial Inc Class A	418,300	15,606,773
		200,377,562
Consumer Finance - 6.6%
Discover Financial Services	107,200	19,556,496
FirstCash Holdings Inc	113,911	12,400,351
OneMain Holdings Inc	293,700	16,843,695
SLM Corp (a)	661,000	18,098,180
		66,898,722
Financial Services - 22.1%
Apollo Global Management Inc	191,600	33,535,748
Corebridge Financial Inc	279,300	9,040,941
Corpay Inc (b)	20,300	7,737,954
Essent Group Ltd (a)	248,938	14,383,638
Fiserv Inc (b)	72,800	16,085,888
Global Payments Inc	83,700	9,956,952
Mastercard Inc Class A	166,400	88,681,216
NMI Holdings Inc (b)	72,300	2,891,277
Visa Inc Class A	84,400	26,592,752
Voya Financial Inc	182,000	15,106,000
		224,012,366
Insurance - 14.1%
American Financial Group Inc/OH	98,100	14,406,966
Arthur J Gallagher & Co	51,800	16,174,032
Assurant Inc	60,900	13,830,390
Baldwin Insurance Group Inc/The Class A (b)	229,611	11,241,755
Chubb Ltd	76,300	22,030,099
Fidelity National Financial Inc/US	118,800	7,530,731
Marsh & McLennan Cos Inc	98,900	23,066,447
Reinsurance Group of America Inc	151,357	34,569,939
		142,850,359
Industrials - 1.0%
Professional Services - 1.0%
Dun & Bradstreet Holdings Inc	812,300	10,316,210
TOTAL UNITED STATES		956,303,079
TOTAL COMMON STOCKS (Cost $687,439,336)		1,010,246,786

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	5,479,692	5,480,788
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	36,075,717	36,079,325
TOTAL MONEY MARKET FUNDS (Cost $41,560,112)			41,560,113

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $728,999,448)	1,051,806,899
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(37,652,451)
NET ASSETS - 100.0%	1,014,154,448

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,842,322	78,694,703	76,056,237	74,994	-	-	5,480,788	0.0%
Fidelity Securities Lending Cash Central Fund	14,222,525	227,386,104	205,529,304	14,110	-	-	36,079,325	0.1%
Total	17,064,847	306,080,807	281,585,541	89,104	-	-	41,560,113

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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